Offsetting Arrangements - Assets With Offsetting Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Derivatives, Gross Amounts of Recognized Assets	$ 16,399	$ 11,606
Derivatives, Gross Amounts Offset in Statement of Condition	(11,210)	(7,593)
Derivatives, Net Amounts of Assets Presented in Statement of Condition	5,189	4,013
Derivatives, Net Amount	4,969	3,889
Derivatives, Cash collateral and securities netting, offset	(987)	(2,045)
Derivatives, Cash collateral and securities netting, Cash and Securities Received	(220)	(124)
Derivatives, Cash collateral and securities netting, Net	(1,207)	(2,169)
Resale agreements and securities borrowing, Gross Amounts of Recognized Assets	116,143	70,079
Resale agreements and securities borrowing, Gross Amounts Offset in Statement of Condition	(91,889)	(47,434)
Resale agreements and securities borrowing, Net Amounts of Assets Presented in Statement of Condition	24,254	22,645
Resale agreements and securities borrowing, Cash and Securities Received	(22,872)	(22,645)
Resale agreements and securities borrowing, Net Amount	1,382	0
Total derivatives and other financial instruments, Gross Amounts of Recognized Assets	132,542	81,685
Total derivatives and other financial instruments, Gross Amounts Offset in Statement of Condition	(103,099)	(55,027)
Total derivatives and other financial instruments, Net Amounts of Assets Presented in Statement of Condition	29,443	26,658
Total derivatives and other financial instruments, Cash and Securities Received(5)	(23,092)	(22,769)
Total derivatives and other financial instruments, Net Amount	6,351	3,889
Securities purchased under resale agreements	4,679	3,241
Cash collateral provided for securities borrowing	19,580	19,400
Foreign exchange contracts
Offsetting Assets [Line Items]
Derivatives, Gross Amounts of Recognized Assets	16,386	11,597
Derivatives, Gross Amounts Offset in Statement of Condition	(10,223)	(5,548)
Derivatives, Net Amounts of Assets Presented in Statement of Condition	6,163	6,049
Derivatives, Net Amount	6,163	6,049
Interest rate contracts
Offsetting Assets [Line Items]
Derivatives, Gross Amounts of Recognized Assets	13	8
Derivatives, Gross Amounts Offset in Statement of Condition	0	0
Derivatives, Net Amounts of Assets Presented in Statement of Condition	13	8
Derivatives, Net Amount	13	8
Other derivative contracts
Offsetting Assets [Line Items]
Derivatives, Gross Amounts of Recognized Assets	0	1
Derivatives, Gross Amounts Offset in Statement of Condition	0	0
Derivatives, Net Amounts of Assets Presented in Statement of Condition	0	1
Derivatives, Net Amount	$ 0	$ 1